Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Notional Amount
Commitments to extend credit:
Commercial lines of credit	$ 138,072	$ 101,481
Commercial real estate and construction	37,174	31,826
Residential real estate at fixed rates	5,269	3,871
Home equity lines of credit	186,902	150,085
Unsecured personal lines of credit	16,326	16,662
Standby and commercial letters of credit	15,563	8,180
Commitments to sell real estate loans	7,556	14,113
Carrying Amount
Commitments to extend credit:
Commercial lines of credit	0	0
Commercial real estate and construction	0	0
Residential real estate at fixed rates	0	0
Home equity lines of credit	0	0
Unsecured personal lines of credit	0	0
Standby and commercial letters of credit	(233)	(127)
Commitments to sell real estate loans	$ 0	$ 0